INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Provisions
Provision	$ 10,809,872	$ 8,850,024	$ 7,421,300	$ 5,412,866
Total included in liabilities
Provisions
Provision	891,769	603,022	449,847	417,396
Provisions for contingencies
Provisions
Provision	$ 891,769	$ 603,022	$ 449,847	$ 417,396